Supplemental Items	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Supplemental Items
19. Supplemental Items
In the consolidated financial statements, compensation costs are included in both operating and general and administrative expenses. For 2021, employee compensation costs of $13.5 million (2020 - $13.0 million) were included in operating expenses and $18.4 million (2020 - $15.7 million) were included in general and administrative expenses on a gross basis.